Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
China Airlines Ltd.	28,350,761	$8,372,211
Eva Airways Corp.	20,843,101	9,564,033

		17,936,244

Auto Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.	12,509,670	17,056,498

Banks — 12.4%
Chang Hwa Commercial Bank Ltd.	32,863,576	24,719,984
CTBC Financial Holding Co. Ltd.	96,860,325	69,366,221
E.Sun Financial Holding Co. Ltd.	56,764,826	50,326,561
First Financial Holding Co. Ltd.	53,947,013	40,578,947
Hua Nan Financial Holdings Co. Ltd.	45,202,103	32,149,117
Mega Financial Holding Co. Ltd.	57,615,271	57,217,768
Shanghai Commercial & Savings Bank Ltd. (The)(a)	19,122,306	31,274,580
SinoPac Financial Holdings Co. Ltd.	62,625,724	26,375,856
Taishin Financial Holding Co. Ltd.	57,615,660	26,909,528
Taiwan Business Bank	40,080,950	16,420,966
Taiwan Cooperative Financial Holding Co. Ltd.	50,649,400	34,446,340

		409,785,868

Capital Markets — 1.1%
Yuanta Financial Holding Co. Ltd.	55,929,248	36,204,017

Chemicals — 5.9%
Formosa Chemicals & Fibre Corp.(a)	19,189,610	54,907,424
Formosa Plastics Corp.	23,380,518	74,485,385
Nan Ya Plastics Corp.(a)	27,539,938	64,538,620

		193,931,429

Communications Equipment — 0.5%
Accton Technology Corp.	3,288,000	17,134,822

Construction Materials — 1.8%
Asia Cement Corp.(a)	14,179,136	21,121,965
Taiwan Cement Corp.	27,539,139	37,368,131

		58,490,096

Diversified Financial Services — 0.9%
Chailease Holding Co. Ltd.	6,881,863	30,788,558

Diversified Telecommunication Services — 2.3%
Chunghwa Telecom Co. Ltd.	20,040,648	74,223,406

Electrical Equipment — 0.0%
Ya Hsin Industrial Co. Ltd.(b)(c)	6,845,461	2

Electronic Equipment, Instruments & Components — 13.3%
AU Optronics Corp.(a)	60,923,830	17,532,037
Delta Electronics Inc.(a)	10,942,180	50,209,115
Foxconn Technology Co. Ltd.	6,664,499	14,547,636
Hon Hai Precision Industry Co. Ltd.	66,800,002	193,762,809
Innolux Corp.(a)	62,585,873	16,205,188
Largan Precision Co. Ltd.	503,794	73,231,392
Pacific Electric Wire & Cable Co. Ltd.(b)(c)	197	0	(d)
Synnex Technology International Corp.	10,839,364	13,091,577
Walsin Technology Corp.(a)	2,489,000	13,868,340
WPG Holdings Ltd.(a)	10,839,604	13,482,669
Yageo Corp.(a)	1,670,125	18,063,986
Zhen Ding Technology Holding Ltd.	3,348,072	14,759,368

		438,754,117

Food & Staples Retailing — 1.0%
President Chain Store Corp.	3,340,215	33,445,394

Security	Shares	Value

Food Products — 2.1%
Standard Foods Corp.	4,175,056	$9,072,490
Uni-President Enterprises Corp.	25,050,189	59,525,039

		68,597,529

Household Durables — 0.7%
Nien Made Enterprise Co. Ltd.	1,258,000	11,544,878
Tatung Co. Ltd.(a)(c)	16,676,000	12,051,779

		23,596,657

Industrial Conglomerates — 0.6%
Far Eastern New Century Corp.	20,024,843	19,525,707

Insurance — 5.3%
Cathay Financial Holding Co. Ltd.	45,066,315	61,594,053
China Development Financial Holding Corp.	77,655,508	24,713,950
China Life Insurance Co. Ltd./Taiwan(c)	18,346,479	15,243,383
Fubon Financial Holding Co. Ltd.	35,889,515	52,698,260
Shin Kong Financial Holding Co. Ltd.(a)	65,098,049	21,442,959

		175,692,605

Leisure Products — 0.6%
Giant Manufacturing Co. Ltd.	2,505,590	18,149,011

Machinery — 0.8%
Airtac International Group	835,000	12,069,124
Hiwin Technologies Corp.(a)	1,567,339	13,382,010

		25,451,134

Marine — 0.3%
Evergreen Marine Corp. Taiwan Ltd.(c)	23,332,533	9,482,749

Metals & Mining — 1.6%
China Steel Corp.(a)	66,800,977	51,232,948

Oil, Gas & Consumable Fuels — 0.7%
Formosa Petrochemical Corp.	7,499,950	23,598,276

Real Estate Management & Development — 0.6%
Highwealth Construction Corp.(a)	6,680,790	10,192,910
Ruentex Development Co. Ltd.	5,829,076	8,711,947

		18,904,857

Semiconductors & Semiconductor Equipment — 33.1%
ASE Technology Holding Co. Ltd.(a)	19,205,432	47,587,901
Globalwafers Co. Ltd.(a)	1,380,000	14,971,239
MediaTek Inc.	7,773,175	107,385,761
Nanya Technology Corp.	8,334,000	19,448,413
Novatek Microelectronics Corp.(a)	3,340,544	24,470,644
Phison Electronics Corp.	982,698	9,163,324
Powertech Technology Inc.	5,010,036	15,451,874
Realtek Semiconductor Corp.(a)	2,903,063	21,931,991
Taiwan Semiconductor Manufacturing Co. Ltd.	74,371,882	743,462,874
United Microelectronics Corp.(a)	68,470,501	33,550,220
Vanguard International Semiconductor Corp.(a)	6,664,000	15,638,629
Win Semiconductors Corp.	2,505,000	24,836,122
Winbond Electronics Corp.	23,364,000	13,362,672

		1,091,261,664

Specialty Retail — 1.0%
Hotai Motor Co. Ltd.	1,670,000	32,676,947

Technology Hardware, Storage & Peripherals — 8.0%
Acer Inc.(a)	21,686,737	12,758,785
Advantech Co. Ltd.	2,285,614	22,436,256
Asustek Computer Inc.	4,175,857	31,547,665
Catcher Technology Co. Ltd.	3,517,743	28,766,388

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Chicony Electronics Co. Ltd.	4,994,405	$14,486,975
Compal Electronics Inc.(a)	26,704,554	16,454,847
Inventec Corp.	18,354,868	13,746,374
Lite-On Technology Corp.	13,344,071	21,168,222
Micro-Star International Co. Ltd.	5,010,000	13,776,864
Pegatron Corp.(a)	11,690,037	26,054,064
Quanta Computer Inc.	15,849,240	31,323,943
Wistron Corp.	19,205,921	17,436,752
Wiwynn Corp.	819,000	14,844,299

		264,801,434

Textiles, Apparel & Luxury Goods — 2.1%
Eclat Textile Co. Ltd.	1,227,601	15,933,203
Feng TAY Enterprise Co. Ltd.	2,505,623	15,685,551
Formosa Taffeta Co. Ltd.	8,314,515	9,265,450
Pou Chen Corp.	14,171,103	18,462,541
Ruentex Industries Ltd.	3,340,157	8,287,307

		67,634,052

Transportation Infrastructure — 0.5%
Taiwan High Speed Rail Corp.	13,360,000	15,741,859

Wireless Telecommunication Services — 1.7%
Far EasTone Telecommunications Co. Ltd.	9,185,259	22,006,930
Taiwan Mobile Co. Ltd.	9,185,609	34,471,812

		56,478,742

Total Common Stocks — 99.9% (Cost: $1,564,668,475)		3,290,576,622

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(f)(g)	130,189,794	$130,241,870

Total Short-Term Investments — 4.0% (Cost: $130,209,525)		130,241,870

Total Investments in Securities — 103.9% (Cost: $1,694,878,000)		3,420,818,492

Other Assets, Less Liabilities — (3.9)%		(127,350,352)

Net Assets — 100.0%		$3,293,468,140

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	155,033,037	(24,843,243)	130,189,794	$130,241,870	$805,938	(a)	$(4,644)	$(8,582)
BlackRock Cash Funds: Treasury, SL Agency Shares	14,551,000	(14,551,000)	—	—	31,981		—	—

				$130,241,870	$837,919		$(4,644)	$(8,582)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,290,576,620	$—	$2	$3,290,576,622
Money Market Funds	130,241,870	—	—	130,241,870

	$3,420,818,490	$—	$2	$3,420,818,492

2